EQUITY - Transactions with Non-controlling Interests (Details) € in Millions, R$ in Millions, $ in Millions						6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2022	Mar. 30, 2022	Jun. 03, 2021	Apr. 01, 2018 USD ($) time	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 29, 2025	Dec. 31, 2025 USD ($) employer	Dec. 31, 2024 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 BRL (R$)	Apr. 01, 2018 BRL (R$)
Disclosure of subsidiaries [line items]
Equity									$ 56,536	$ 51,286			$ 56,068		$ 55,590
Areco
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	38.11%							62.86%
Sonasid
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)									67.57%	67.57%
Proportion of ownership interest in subsidiary (in percent)									32.43%
Finocas
Disclosure of subsidiaries [line items]
Number of capital increases | employer									2
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity									$ (172)	$ (172)
Proportion of ownership interests held by non-controlling interests (in percent)									50.00%	50.00%
Proportion of ownership interest in subsidiary (in percent)									50.00%
Areco
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity						$ 88	€ 75
Nouvelles Sidérurgies Industrielles | Sonasid
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)				64.86%					64.86%
ArcelorMittal Brasil S.A. | Other legal claims
Disclosure of subsidiaries [line items]
Exercise price, put option														$ 179		R$ 5,825
Settlement amount											$ 546
Tax settlement payment period											3 years
ArcelorMittal Brasil S.A. | Forecast | Other legal claims
Disclosure of subsidiaries [line items]
Settlement amount	$ 546					$ 546
Tax settlement payment period	3 years					3 years
Put option with ISP
Disclosure of subsidiaries [line items]
Equity									$ 153	$ 114
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity									2,070	2,063			$ 2,107		2,438
Non-controlling interests | Finocas
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity										(172)
Non-controlling interests | Areco
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity						$ 97
AMSF
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)			2.90%
Multiple applied to ArcelorMittal Brazil Longs Business EBITDA in share price calculation | time					6
Identifiable liabilities assumed | R$																	R$ 6,200
Percentage applied to net debt in share price calculation					15.00%												15.00%
Consideration payable, acquisition-date fair value					$ 328
Exercise price, put option												R$ 1,000		$ 179	$ 179
ArcelorMittal Texas HBI LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		80.00%
Contingent liabilities recognised in business combination									$ 175	$ 176
ArcelorMittal Texas HBI LLC | First opportunity
Disclosure of subsidiaries [line items]
Exercise term, put option		20.00%
ArcelorMittal Texas HBI LLC | Second opportunity
Disclosure of subsidiaries [line items]
Exercise term, put option		10.00%
ArcelorMittal Texas HBI LLC | Third opportunity
Disclosure of subsidiaries [line items]
Exercise term, put option		6.66%